Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	UBS INVESTMENT TRUST
Entity Central Index Key	0000873803
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 21, 2020
Document Effective Date	Dec. 29, 2020
Prospectus Date	Dec. 29, 2020
UBS U.S. Allocation Fund | Class P
Prospectus:
Trading Symbol	PWTYX
UBS U.S. Allocation Fund | Class A
Prospectus:
Trading Symbol	PWTAX